Options (Details) - $ / shares	3 Months Ended		6 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2019	May 31, 2018
Volatility, minimum			93.90%
Volatility, maximum			111.93%
Volatility	0.00%	0.00%		0.00%
Risk-free interest rate, minimum	1.62%		1.62%
Risk-free interest rate, maximum	1.90%		1.90%
Risk-free interest rate		0.00%		0.00%
Weighted average grant date fair value of options granted		$ 0.00		$ 0.00
Minimum [Member]
Expected life (in years)	5 years 9 months 11 days		5 years 9 months 11 days
Weighted average grant date fair value of options granted	$ 0.22		$ 0.22
Maximum [Member]
Expected life (in years)	10 years		10 years
Weighted average grant date fair value of options granted	$ 0.28		$ 0.28